Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes (Textual) [Abstract]
Net operating loss carry forwards	$ 1,270,000,000
Interest and penalties on unrecognized tax benefits	$ 1,800,000	$ 1,200,000	$ 8,500,000